Consolidated Statement of Changes in Equity - AUD ($)	Issued Capital	Reserves	Accumulated Losses	Total
Balance at Jun. 30, 2019	$ 60,289,875	$ 4,300,319	$ (57,240,537)	$ 7,349,657
Loss after income tax expense for the year			(2,927,206)	(2,927,206)
Other comprehensive income for the period		102,938		102,938
Total comprehensive loss for the period		102,938	(2,927,206)	(2,824,268)
Shares issued, net of costs	1,652,436			1,652,436
Options/warrants issued/expensed	484,680	(484,680)
Options/warrants lapsed/expired		(2,251,320)	2,251,320
Remeasurement of options issued in prior period		(607,000)		(607,000)
Share-based payment expenses		73,088		73,088
Balance at Jun. 30, 2020	62,426,991	1,133,345	(57,916,423)	5,643,913
Loss after income tax expense for the year			(8,384,465)	(8,384,465)
Other comprehensive income for the period		(14,953)		(14,953)
Total comprehensive loss for the period		(14,953)	(8,384,465)	(8,399,418)
Shares issued, net of costs	24,386,005			24,386,005
Options/warrants issued/expensed		3,003,060		3,003,060
Options/warrants exercised	1,329,307	(213,722)		1,115,585
Options/warrants forfeited		(368,000)	368,000
Shares issued to directors	145,912			145,912
Transfer to share capital	73,088	(73,088)
Balance at Jun. 30, 2021	88,361,303	3,466,642	(65,932,888)	25,895,057
Loss after income tax expense for the year			(2,854,254)	(2,854,254)
Other comprehensive income for the period		6,708		6,708
Total comprehensive loss for the period		6,708	(2,854,254)	(2,847,546)
Shares issued, net of costs	74,960			74,960
Options/warrants issued/expensed		54,930		54,930
Options/warrants forfeited		(361,861)	361,861
Balance at Jun. 30, 2022	$ 88,436,263	$ 3,166,419	$ (68,425,281)	$ 23,177,401